3. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of inventories
	2013	2012
Raw materials	$7,672	$13,125
Work in process	-	-
Finished goods	102,953	3,684
Total	$110,625	$16,809